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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06471
Invesco Van Kampen Trust for Investment Grade Municipals

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/12

Item 1. Reports to Stockholders.

Invesco Van Kampen Trust for Investment
Grade Municipals
Semiannual Report to Shareholders ▪ August 31, 2012
NYSE: VGM

2	Trust Performance
2	Trust Updates
3	Dividend Reinvestment Plan
4	Schedule of Investments
20	Financial Statements
23	Notes to Financial Statements
30	Financial Highlights
32	Approval of Investment Advisory and Sub-Advisory Agreements
34	Results of Proxy

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/29/12 to 8/31/12

Trust at NAV	5.73%

Trust at Market Value	7.02

Barclays Municipal Bond Index▼	2.94

Market Price Premium to NAV as of 8/31/12	4.47

Source(s): ▼Lipper Inc.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in net asset value (NAV) for performance based on NAV and changes in market price for performance based on market price.
     Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
The Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The Trust is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

Trust Updates
Preferred Shares
On May 8, 2012, the Trust successfully priced and placed a private offering of Variable Rate Muni Term Preferred Shares (“VMTP”) in the amount of $273,300,000 pursuant to an offering exempt from registration under the Securities Act of 1933. VMTP is a variable rate form of preferred stock with a mandatory redemption date. The proceeds of the VMTP were used to redeem all of the Trust’s outstanding auction rate preferred shares (“ARPS”) at their liquidation preference (sometimes referred to as “at par”), together with accrued and unpaid dividends, if any, to the redemption date. As of June 7, 2012, all of the Trust’s ARPS were redeemed in full.
Redomestication and Upcoming Name Change
At a shareholder meeting held on August 14, 2012, shareholders of the Trust approved the redomestication of the Trust to a Delaware statutory trust. The redomestication was completed on August 27, 2012.
     In addition, the Trust will change its name to “Invesco Trust for Investment Grade Municipals” effective December 3, 2012.

NYSE Symbol	VGM
2 Invesco Van Kampen Trust for Investment Grade Municipals

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Trust. Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of your Trust, allowing you to potentially increase your investment over time.

Plan benefits
■	Add to your account: You may increase the amount of shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:
Shareholders who participate in the Plan are able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by a Trust, there is no fee, and when shares are bought in blocks on the open market, the per share fee is shared among all Participants.

■	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent) which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to invesco.com/us.

■	Safekeeping: The Agent will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan Brochure. You can enroll in the Plan by visiting invesco.com/us, calling toll-free 800 341 2929 or notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include your Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before such Distributions are paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distributions.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your reinvestment shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you’ll pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Trust is trading at a discount – a market price that is lower than NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by your Trust. If your Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if your Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all Participants in blocks, resulting in lower fees for each individual Participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
     Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account have signed these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees.

2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and applicable per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
     To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

3 Invesco Van Kampen Trust for Investment Grade Municipals

Schedule of Investments

August 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–159.19%
Alabama–1.99%
Alabama (State of) Board of Education (Southern Union State Community College); Series 2003, Ref. & Improvement RB (INS–NATL)(a)	5.25%	07/01/20	$3,660	$3,704,689

Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS–AGC)(a)(b)	5.00%	06/01/39	3,225	3,455,975

Birmingham (City of) Airport Authority; Series 2010, RB (INS–AGM)(a)	5.25%	07/01/30	2,500	2,818,350

Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	2,525	2,529,595

Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	3,395	3,864,393

				16,373,002

Alaska–0.80%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(b)	5.50%	10/01/41	4,755	5,491,359

Matanuska-Susitna (Borough of) (Public Safety Building Lease); Series 2000, COP (INS–AGM)(a)	5.75%	03/01/16	1,110	1,114,795

				6,606,154

Arizona–4.06%
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB	5.00%	07/01/25	2,560	3,021,747

Series 2008 B, Highway RB(b)	5.00%	07/01/26	3,835	4,503,479

Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005 B, Ref. Hospital RB	5.00%	12/01/37	2,065	2,109,852

Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	750	800,040

Series 2010, RB	5.13%	05/15/40	1,500	1,599,090

Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS–AMBAC)(a)	5.25%	01/01/32	1,775	1,876,477

Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB(c)(d)	5.00%	07/01/14	3,330	3,549,613

Navajo County Pollution Control Corp.;
Series 2009 C, PCR(c)(d)	5.50%	06/01/14	900	961,164

Series 2009 E, PCR(c)(d)	5.75%	06/01/16	1,035	1,170,109

Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	970	1,015,056

Series 2009, Education RB	7.13%	01/01/45	925	972,092

Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	3,175	3,425,063

Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB(e)	6.55%	12/01/37	3,400	3,558,168

Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB(b)	5.00%	01/01/28	3,145	3,637,696

University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	1,205	1,236,752

				33,436,398

California–16.61%
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS–AGM)(a)	6.00%	09/01/16	1,300	1,501,331

Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB(b)	5.00%	04/01/39	1,500	1,690,515

Series 2008 F-1, Toll Bridge RB(b)	5.00%	04/01/39	4,500	5,071,545

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(f)	0.00%	08/01/28	$1,250	$668,088

California (State of) Department of Water Resources (Central Valley);
Series 2002, Water System RB(c)(g)	5.00%	12/01/12	730	737,775

Series 2002 X, Water System RB(c)(g)	5.00%	12/01/12	260	263,143

Series 2002 X, Water System RB(c)(g)	5.00%	12/01/12	10	10,121

Series 2008 AE, Water System RB(b)	5.00%	12/01/24	1,175	1,410,400

Series 2008 AE, Water System RB(b)	5.00%	12/01/25	1,500	1,795,920

Series 2008 AE, Water System RB(b)	5.00%	12/01/26	1,500	1,790,430

Series 2008 AE, Water System RB(b)	5.00%	12/01/27	875	1,031,730

Series 2008 AE, Water System RB(b)	5.00%	12/01/28	1,500	1,765,080

California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,500	1,774,575

California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,179,550

California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB(e)	5.30%	08/01/23	4,680	4,857,512

Series 2008 K, Home Mortgage RB(e)	5.45%	08/01/28	5,500	5,714,445

California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB(e)	5.00%	07/01/27	1,500	1,605,225

California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	2,700	2,798,442

California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	1,580	1,710,824

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	2,000	2,375,140

California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,800	2,126,070

Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	2,900	3,531,156

Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	3,000	3,497,850

Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/38	1,880	2,075,144

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	2,790	3,185,761

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	2,790	3,074,413

California State University; Series 2002 A, Systemwide RB(c)(g)	5.00%	11/01/12	5,000	5,040,100

Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	580	581,467

East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB(b)	5.00%	06/01/36	5,580	6,503,657

Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS–NATL)(a)	5.00%	09/01/33	1,550	1,557,223

Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, Sr. Lien Toll Road CAB RB(f)(g)	0.00%	01/01/23	10,750	8,587,852

Series 1999, Ref. Toll Road CAB RB (INS–NATL)(a)(f)	0.00%	01/15/17	2,000	1,569,460

Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	4,000	4,083,600

Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2010 A, Sr. RB(b)	5.00%	05/15/35	1,000	1,131,860

Series 2010 B, Sub. RB	5.00%	05/15/40	2,000	2,227,420

Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB	5.00%	07/01/37	1,700	1,982,098

Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/22	1,800	2,155,320

Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(h)	5.50%	03/01/18	205	212,116

Palm Springs (City of) Financing Authority (Convention Center Expansion); Series 2004 A, Lease RB (INS–NATL)(a)	5.50%	11/01/35	3,500	3,683,575

Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,700	1,912,585

Regents of the University of California; Series 2012 G, Limited Project RB	5.00%	05/15/37	2,450	2,834,136

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	$3,415	$3,744,752

San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds(b)	5.00%	08/01/36	6,210	7,151,622

San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB(e)	5.00%	05/01/25	1,165	1,327,203

Series 2011 F, Ref. Second Series RB(e)	5.00%	05/01/26	2,335	2,642,333

San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(b)	5.00%	11/01/36	5,070	5,844,240

San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	3,340	3,929,009

Southern California Metropolitan Water District;
Series 2003 B-1, RB(c)(g)	5.00%	10/01/13	65	68,378

Series 2003 B-1, RB(c)(g)	5.00%	10/01/13	1,435	1,509,577

Series 2009 A, RB	5.00%	01/01/34	2,500	2,820,950

Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB(b)	5.25%	07/01/29	1,440	1,729,944

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS–AGM)(a)(c)(d)	3.50%	05/31/13	1,000	1,001,230

Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,250	3,614,032

				136,687,924

Colorado–3.23%
Colorado (State of) Board of Governors;
Series 2012 A, University Enterprise System RB	5.00%	03/01/38	3,000	3,435,390

Series 2012 A, University Enterprise System RB	5.00%	03/01/41	2,650	3,027,599

Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2003, Ref. & Improvement Charter School RB (INS–SGI)(a)	5.25%	12/01/23	3,405	3,480,795

Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS–AGM)(a)(b)	5.00%	09/01/36	7,300	7,813,555

Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	800	800,776

Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	600	570,564

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.50%	01/15/30	2,100	2,555,133

Series 2010, Private Activity RB	6.00%	01/15/34	1,700	1,980,619

Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	940	961,019

Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	1,935	1,963,270

				26,588,720

Connecticut–1.08%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS–ACA)(a)(e)	6.60%	07/01/24	3,580	3,586,587

Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(e)	5.50%	04/01/21	1,800	2,071,062

Connecticut (State of) Housing Finance Authority; Subseries 2010 D-2, Housing Mortgage Finance Program RB(e)	5.00%	05/15/31	2,340	2,538,128

Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	725	726,066

				8,921,843

District of Columbia–2.37%
District of Columbia (Friendship Public Charter School, Inc.); Series 2003, RB (INS–ACA)(a)	5.75%	06/01/18	2,000	2,055,180

District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.50%	10/01/29	1,100	1,301,245

Series 2009, Hospital RB	6.38%	10/01/34	3,650	4,276,960

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

District of Columbia–(continued)

District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS–AGM)(a)	5.50%	10/01/41	$6,000	$6,952,860

Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(a)(b)	5.00%	10/01/29	1,150	1,312,334

Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(a)(b)	5.00%	10/01/34	2,350	2,628,217

District of Columbia; Series 1993 E, Unlimited Tax GO Bonds(g)	6.00%	06/01/13	5	5,024

Metropolitan Washington Airports Authority; Series 2002 A, Airport System RB(c)(e)(g)	5.25%	10/01/12	1,000	1,003,990

				19,535,810

Florida–19.21%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	1,023,440

Series 2007, IDR	5.88%	11/15/36	1,000	983,420

Brevard (County of) Health Facilities Authority (Health First, Inc.) Series 2005, Health Care Facilities RB	5.00%	04/01/34	4,960	5,131,418

Citizens Property Insurance Corp. (High Risk Account);
Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	4,000	4,283,200

Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	3,410	3,911,850

Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS–AMBAC)(a)	5.95%	07/01/20	425	443,122

Florida (State of) Board of Education; Series 2005 D, Public Education Capital Outlay Unlimited Tax GO Bonds(b)	4.75%	06/01/35	15,000	16,142,250

Florida (State of) Department of Transportation;
Series 2004 A, Turnpike RB(b)	5.00%	07/01/29	7,295	7,835,560

Series 2008 A, Ref. Turnpike RB(b)	5.00%	07/01/26	1,910	2,212,945

Series 2008 A, Ref. Turnpike RB(b)	5.00%	07/01/27	1,935	2,236,937

Series 2008 A, Ref. Turnpike RB(b)	5.00%	07/01/28	2,100	2,435,727

Series 2008 A, Ref. Turnpike RB(b)	5.00%	07/01/32	2,500	2,867,275

Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(e)	5.13%	06/01/27	2,475	2,875,975

Florida Housing Finance Corp. (Home Ownership Mortgage); Series 1991 B, RB(e)	8.60%	11/01/18	110	110,982

Gainesville (City of); Series 1980, Utility System RB(g)	8.13%	10/01/14	200	214,970

Gramercy Farms Community Development District;
Series 2007 B, Special Assessment RB(i)	5.10%	05/01/14	550	6

Series 2011, Ref. Special Assessment Conv. CAB RB(f)	0.00%	05/01/39	2,145	324,431

Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS–AGC)(a)(b)(e)	5.38%	10/01/33	1,450	1,572,540

Series 2008 A, RB (INS–AGC)(a)(b)(e)	5.50%	10/01/38	3,260	3,550,075

Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.); Series 2007 B, Ref. PCR(c)(d)	5.15%	09/01/13	1,225	1,277,320

Hillsborough (County of) Industrial Development Authority (Tampa General Hospital); Series 2006, Hospital RB	5.25%	10/01/41	10,600	11,092,264

Hillsborough (County of);
Series 2000, Capacity Special Assessment RB (INS–AGM)(a)	5.00%	03/01/15	750	752,565

Series 2000, Capacity Special Assessment RB (INS–AGM)(a)	5.00%	09/01/15	750	752,543

Series 2006 A, Solid Waste & Resource Recovery RB (INS–BHAC)(a)(e)	4.50%	09/01/34	3,130	3,263,119

Jacksonville (City of) (Better Jacksonville); Series 2012 A, Ref. Sales Tax RB	5.00%	10/01/30	1,700	1,962,701

JEA; Series 2012 Three B, Electric System RB	5.00%	10/01/39	4,600	5,250,026

Lakeland (City of) (Lakeland Regional Health Systems); Series 2006, Ref. Hospital System RB	5.00%	11/15/25	5,105	5,476,338

Lakeland (City of);
Series 1989, Electric & Water RB(g)	5.75%	10/01/19	2,230	2,439,196

Series 1990, Electric & Water CAB RB(f)(g)	0.00%	10/01/13	7,000	6,965,630

Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC); Series 2007 A, IDR	5.38%	06/15/37	1,000	981,780

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Miami-Dade (County of) (Miami International Airport);
Series 2000 B, Aviation RB (INS–NATL)(a)	5.45%	10/01/15	$870	$873,158

Series 2000 B, Aviation RB (INS–NATL)(a)	5.75%	10/01/29	3,000	3,006,450

Series 2002, Aviation RB (INS–AGC)(a)(e)	5.38%	10/01/27	2,000	2,003,540

Series 2002, Aviation RB (INS–AGC)(a)(e)	5.38%	10/01/32	4,720	4,726,042

Series 2002 A, Aviation RB (INS–AGM)(a)(e)	5.00%	10/01/33	2,000	2,001,900

Series 2002 A, Aviation RB (INS–AGM)(a)(e)	5.13%	10/01/35	2,000	2,002,060

Series 2005, Aviation RB (INS–AGC)(a)(e)	5.00%	10/01/38	3,200	3,302,624

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	4,250	4,636,112

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	970	1,147,277

Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	780	794,508

Orange (County of) Housing Finance Authority (H.A.N.D.S., Inc.); Series 1995 A, Mortgage RB(h)	7.00%	10/01/25	1,000	1,002,700

Orange (County of);
Series 1992, Ref. Improvement CAB RB (INS–AMBAC)(a)(f)	0.00%	10/01/12	1,000	999,600

Series 1992, Ref. Improvement CAB RB (INS–AMBAC)(a)(f)	0.00%	10/01/13	1,000	991,280

Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB(i)	6.13%	05/01/35	190	2

Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	200	177,750

Series 2010 B, Capital Improvement RB	5.13%	05/01/17	460	433,260

Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,650	1,718,376

Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS–BHAC)(a)(b)	5.50%	10/01/23	4,000	4,897,480

Series 2011, Ref. RB(b)	5.00%	10/01/31	3,860	4,484,741

Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(a)(c)(d)	5.35%	05/01/18	4,675	5,304,909

Reunion East Community Development District; Series 2005, Special Assessment RB(i)	5.80%	05/01/36	880	396,422

Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB(h)	5.25%	10/01/27	600	625,338

Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	1,325	1,017,348

South Lake (County of) Hospital District (South Lake Hospital, Inc.); Series 2003, RB	6.38%	10/01/28	1,000	1,051,120

St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2006 A, Health Care RB	5.25%	01/01/26	1,000	955,590

Series 2006 A, Health Care RB	5.38%	01/01/40	1,500	1,345,485

Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	1,250	1,102,075

Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2000, Health Facilities RB	6.38%	12/01/30	1,000	1,003,550

Village Center Community Development District;
Series 1993, Utility RB(g)	6.00%	11/01/18	1,000	1,204,470

Series 2001 A, Recreational RB (INS–NATL)(a)	5.20%	11/01/25	1,000	1,000,880

Series 2003, Utility RB (INS–NATL)(a)	5.25%	10/01/23	2,000	2,059,940

Series 2004 A, Recreational RB (INS–NATL)(a)	5.13%	11/01/36	3,500	3,524,640

				158,160,232

Georgia–4.05%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	535	595,359

Series 2009 B, Tax Allocation RB	6.75%	01/01/20	970	1,079,435

Series 2009 B, Tax Allocation RB	7.38%	01/01/31	310	345,427

Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	1,000	1,078,070

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia–(continued)

Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS–AGM)(a)(b)	5.00%	01/01/33	$5,250	$5,545,155

Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,850	2,283,991

Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	2,000	2,460,300

Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,850	2,258,110

Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2011 A, PCR(c)(d)	2.50%	03/01/13	2,585	2,608,989

DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/30	2,500	2,866,150

Georgia (State of) Municipal Electric Authority;
Series 1997 A, Power RB (INS–NATL)(a)	6.50%	01/01/20	2,635	3,111,961

Series 1998 Y, Power RB (INS–NATL)(c)(g)	6.50%	01/01/14	85	92,132

Series 1998 Y, Power RB (INS–NATL)(g)	6.50%	01/01/17	240	268,152

Series 1998 Y, Power RB (INS–NATL)(a)	6.50%	01/01/17	5,575	6,305,659

Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	2,400	2,442,720

				33,341,610

Guam–0.08%
Guam (Territory of) Power Authority; Series 1999 A, RB (INS–AMBAC)(a)	5.25%	10/01/34	690	690,048

Hawaii–0.61%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	1,480	1,653,145

Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	3,075	3,385,175

				5,038,320

Idaho–0.76%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	1,000	1,185,940

Series 2008 A, RB	6.75%	11/01/37	1,500	1,779,630

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	1,185	1,209,956

Regents of the University of Idaho; Series 2011, Ref. General RB(c)(d)	5.25%	04/01/21	1,725	2,038,208

				6,213,734

Illinois–15.37%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,910	1,830,353

Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	1,100	1,174,415

Chicago (City of) (O’Hare International Airport);
Series 2005 A, Third Lien General Airport RB (INS–AGC)(a)(b)	5.25%	01/01/24	4,400	4,870,052

Series 2005 A, Third Lien General Airport RB (INS–AGC)(a)(b)	5.25%	01/01/25	11,500	12,771,785

Series 2008 A, Third Lien General Airport RB (INS–AGM)(a)(b)	5.00%	01/01/33	5,700	6,162,840

Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)(b)	5.00%	12/01/27	5,775	6,472,909

Series 2008 C, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	12/01/27	5,900	6,613,015

Series 2011 A, Unlimited Tax GO Bonds(b)	5.00%	12/01/41	1,860	2,024,275

Series 2012 A, Unlimited Tax GO Bonds	5.00%	12/01/42	1,000	1,091,710

Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB(b)	5.25%	12/01/36	5,760	6,601,824

Chicago (City of);
Series 1993 B, Unlimited Tax GO Bonds(c)(g)	5.13%	01/01/14	170	180,965

Series 1993 B, Unlimited Tax GO Bonds (INS–AMBAC)(a)	5.13%	01/01/15	515	551,792

Series 2008 A, Unlimited Tax GO Bonds (INS–AGC)(a)(b)	5.25%	01/01/25	3,500	3,967,390

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Series 2011, COP	7.13%	05/01/21	$525	$575,888

Series 2011, COP	7.13%	05/01/21	1,010	1,107,899

Series 2011 A, Sales Tax RB(b)	5.25%	01/01/38	2,910	3,336,053

Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	3,800	4,306,958

Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB(c)(d)(e)	3.50%	05/01/13	1,300	1,326,273

Illinois (State of) Finance Authority (Adventist Health System);
Series 1997 A, RB (INS–NATL)(a)	5.50%	11/15/13	2,310	2,433,793

Series 1997 A, RB (INS–NATL)(a)	5.50%	11/15/15	2,500	2,828,400

Illinois (State of) Finance Authority (Evangelical Hospitals); Series 1992 C, RB (INS–AGM)(a)	6.75%	04/15/17	1,250	1,440,650

Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,860	2,057,141

Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(b)	5.38%	08/15/24	3,500	4,098,535

Series 2009 A, RB(b)	5.75%	08/15/30	2,000	2,343,620

Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	4,500	4,925,070

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	2,700	2,701,512

Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,900	2,213,671

Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	1,037,190

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	2,885	3,650,304

Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	4,500	4,864,095

Illinois (State of) Finance Authority (South Suburban Hospital); Series 1992, RB(g)	7.00%	02/15/18	1,665	1,967,780

Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS–AMBAC)(a)	5.00%	11/15/31	2,535	2,566,206

Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	2,230	2,528,084

Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(b)	5.50%	08/15/41	3,565	4,047,986

Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB(e)	5.05%	08/01/29	1,330	1,412,380

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/50	3,375	3,795,998

Peoria (County of); Series 2011, Unlimited Tax GO Bonds(b)	5.00%	12/15/41	1,800	1,981,152

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	5,475	6,397,264

United City of Yorkville (City of) Special Service Area No. 2006-113 (Cannonball/Beecher Road); Series 2007, Special Tax RB	5.75%	03/01/28	1,470	1,486,655

Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(e)	7.00%	12/01/42	765	793,435

				126,537,317

Indiana–2.27%
Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB(b)	5.00%	11/15/36	5,600	5,983,208

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	3,505	4,036,078

Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	2,200	2,601,940

Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,500	2,756,850

Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	1,525	1,631,887

North Adams Community Schools Renovation Building Corp.; Series 2000, First Mortgage CAB RB (INS–AGM)(a)(f)	0.00%	01/15/19	1,280	1,124,006

Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB(h)	5.75%	09/01/42	500	515,740

				18,649,709

Iowa–0.25%
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	2,000	2,011,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kansas–0.54%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB(b)	5.75%	11/15/38	$3,800	$4,452,308

Kentucky–2.18%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS–AGC)(a)	5.75%	12/01/28	2,300	2,575,540

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	1,850	2,193,693

Series 2010 A, Hospital RB	6.50%	03/01/45	2,400	2,860,608

Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS–AGC)(a)	5.25%	02/01/24	2,470	2,905,708

Series 2009, Ref. RB (INS–AGC)(a)	5.25%	02/01/25	2,780	3,256,103

Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	3,915	4,105,817

				17,897,469

Louisiana–1.70%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB(i)	5.25%	07/01/17	1,482	593,022

Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,700	1,816,161

Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS–AGC)(a)	6.75%	06/01/26	3,100	3,731,935

Rapides (Parish of) Finance Authority (Cleco Power LLC); Series 2007, RB(c)(d)(e)	5.25%	03/01/13	2,750	2,798,730

St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB(c)(d)	4.00%	06/01/22	1,000	1,076,500

St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	3,750	3,978,413

				13,994,761

Maryland–0.72%
Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	960	1,001,395

Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,915	2,030,934

Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,565	1,713,315

Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	1,110	1,193,850

				5,939,494

Massachusetts–4.78%
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	1,455	1,642,666

Massachusetts (State of) Department of Transportation; Series 2010 B, Sr. Metropolitan Highway System RB	5.00%	01/01/32	6,000	6,702,780

Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,700	2,948,103

Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB(b)	5.00%	10/01/38	7,000	8,186,150

Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/39	247	189,062

Series 2011 A-1, RB	6.25%	11/15/46	532	397,352

Series 2011 A-2, RB	5.50%	11/15/46	41	26,506

Series 2011 B, RB(f)	0.00%	11/15/56	206	1,075

Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2008 A, RB	5.00%	07/01/38	750	871,545

Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	1,015	680,141

Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	1,225	1,549,919

Massachusetts (State of) School Building Authority;
Series 2005 A, Dedicated Sales Tax RB (INS–AGM)(a)(b)	5.00%	08/15/30	3,850	4,255,213

Series 2007 A, Dedicated Sales Tax RB (INS–AMBAC)(a)(b)	4.50%	08/15/35	5,740	6,145,933

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts–(continued)

Massachusetts (State of) Water Resources Authority;
Series 2009 B, RB	5.00%	08/01/22	$1,800	$2,164,428

Series 2011 C, Ref. General RB(b)	5.00%	08/01/31	3,000	3,581,520

				39,342,393

Michigan–2.18%
Detroit (City of); Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS–AGM)(a)	7.00%	07/01/27	3,925	4,707,056

Grand Rapids (City of) Downtown Development Authority;
Series 1994, Tax Increment Allocation CAB RB (INS–NATL)(a)(f)	0.00%	06/01/15	3,500	3,126,760

Series 1994, Tax Increment Allocation CAB RB (INS–NATL)(a)(f)	0.00%	06/01/16	2,765	2,363,052

Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB(c)(d)	5.25%	01/15/14	1,350	1,431,256

Series 2008 A, RB(c)(d)	5.50%	01/15/15	600	664,806

Michigan (State of) Strategic Fund (Detroit Edison Co.); Series 2002 C, Ref. Limited Obligation RB (INS–SGI)(a)(e)	5.45%	12/15/32	2,500	2,508,700

Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/30	3,000	3,176,070

				17,977,700

Minnesota–0.96%
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.38%	11/15/23	2,750	3,308,222

Series 2008 A, Health Care System RB	6.63%	11/15/28	1,850	2,217,188

Minnesota (State of) Agricultural & Economic Development Board; Series 1997 A, Health Care System RB (INS–NATL)(a)	5.75%	11/15/26	50	50,087

St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	2,200	2,290,222

				7,865,719

Missouri–2.39%
Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Facilities RB	5.63%	06/01/27	245	245,282

Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,700	1,729,172

Cole (County of) Industrial Development Authority (Lutheran Senior Services-Heisinger); Series 2004, Senior Living Facilities RB	5.50%	02/01/35	625	635,563

Joplin (City of) Industrial Development Authority (Christian Homes, Inc. Obligated Group); Series 2007 F, Ref. RB	5.75%	05/15/26	2,500	2,651,675

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/27	1,100	1,312,817

Series 2011 A, Ref. RB	5.50%	09/01/28	2,290	2,723,703

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS-75sm Retirement Community RB	7.50%	11/15/16	2,500	2,513,250

Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	865	897,610

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.38%	02/01/35	1,200	1,274,484

St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	900	910,530

St. Louis (County of) Industrial Development Authority (Friendship Village of West County); Series 2007 A, Senior Living Facilities RB	5.38%	09/01/21	1,250	1,311,137

St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	975	1,027,494

Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	2,335	2,438,931

				19,671,648

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nebraska–0.33%
Omaha (City of) Public Power District; Series 2006 A, Electric System RB	5.00%	02/01/34	$2,615	$2,747,764

Nevada–2.32%
Clark (County of) (Southwest Gas Corp.);
Series 2003 D, IDR (INS–NATL)(a)(e)	5.25%	03/01/38	3,500	3,626,560

Series 2004 A, IDR (INS–AMBAC)(a)(e)	5.25%	07/01/34	3,000	3,074,580

Nevada (State of);
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds(b)	5.00%	06/01/22	4,300	4,953,858

Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds(b)	5.00%	06/01/23	3,300	3,776,454

Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	3,460	3,633,727

				19,065,179

New Hampshire–0.09%
New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS–AMBAC)(a)(e)	6.30%	05/01/22	750	752,062

New Jersey–4.32%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	2,475	2,746,631

New Jersey (State of) Economic Development Authority; Series 1992, RB (INS–NATL)(a)	5.90%	03/15/21	25,000	30,268,000

New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/17	2,095	2,541,759

				35,556,390

New Mexico–0.88%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	3,125	3,465,469

Jicarilla Apache Nation; Series 2003 A, RB(h)	5.50%	09/01/23	1,250	1,297,462

New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB(b)	6.38%	08/01/32	2,050	2,438,988

				7,201,919

New York–15.09%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	2,070	2,407,762

Series 2009, PILOT RB	6.38%	07/15/43	860	1,005,392

Metropolitan Transportation Authority;
Series 2002 A, Ref. RB(g)	5.25%	11/15/31	2,500	2,521,275

Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/28	4,000	4,698,560

Series 2010 D, RB	5.25%	11/15/26	7,500	8,843,850

New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997, Special Obligation RB (INS–NATL)(a)(e)	5.75%	12/01/22	3,000	3,001,050

Series 1997 6, Special Obligation RB (INS–NATL)(a)(e)	5.75%	12/01/25	3,000	3,000,750

Series 2010 8, Special Obligation RB	6.00%	12/01/36	3,000	3,498,120

New York & New Jersey (States of) Port Authority; One Hundred Forty-Fourth Series 2006, Consolidated RB(b)	5.00%	10/01/35	12,100	13,810,940

New York (City of) Municipal Water Finance Authority; Series 2008 AA, Water & Sewer System RB(b)	5.00%	06/15/22	8,450	10,032,685

New York (City of) Transit Authority (Livingston Plaza); Series 1993, Ref. Transit Facilities RB(g)	5.40%	01/01/18	12,930	14,716,797

New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB(b)	5.25%	01/15/39	5,300	5,975,326

Subseries 2012 E-1, Future Tax Sec. RB	5.00%	02/01/42	7,000	8,038,730

Subseries 2012 F-1, Future Tax Sec. RB	5.00%	05/01/39	2,900	3,337,465

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

New York (City of);
Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	$1,800	$2,120,040

Subseries 2008 I-1, Unlimited Tax GO Bonds(b)	5.00%	02/01/26	7,225	8,398,846

New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB(b)	5.00%	03/15/30	3,390	3,988,098

New York (State of) Dormitory Authority (Maimonides Medical Center); Series 2004, Mortgage Hospital RB (INS–NATL)(a)	5.00%	08/01/33	2,500	2,668,025

New York (State of) Dormitory Authority (School Districts Financing Program); Series 2009 C, RB (INS–AGC)(a)	5.00%	10/01/24	3,000	3,483,000

New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB(b)	5.00%	03/15/26	2,800	3,361,848

Series 2009 A, Personal Income Tax RB(b)	5.00%	03/15/27	3,100	3,694,146

New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB(b)	5.00%	04/01/29	5,670	6,679,657

New York (State of) Urban Development Corp. (Rensselaer Polytechnic Institute–Center for Industrial Innovation); Series 1995, Ref. RB	5.50%	01/01/13	405	412,083

New York City Housing Development Corp.; Series 2007 E-1, MFH RB(e)	5.35%	11/01/37	2,400	2,537,688

New York Local Government Assistance Corp.; Series 1993 E, Ref. RB	6.00%	04/01/14	1,875	1,987,200

				124,219,333

North Carolina–1.02%
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	6,510	7,378,043

North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	1,050	1,038,944

				8,416,987

North Dakota–0.32%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,097,420

Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	1,500	1,531,260

				2,628,680

Ohio–9.18%
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	3,610	4,053,488

Cleveland State University; Series 2012, RB	5.00%	06/01/37	1,000	1,113,010

Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	450	463,671

Franklin (County of) (Ohio Health Corp.); Series 2011 A, Hospital Facilities RB(b)	5.00%	11/25/36	3,685	4,069,272

Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	1,200	1,413,612

Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS–AGM)(a)(b)	5.00%	04/01/24	4,800	5,362,848

Series 2006 A, Hospital Facilities RB (INS–AGM)(a)(b)	5.00%	02/01/24	4,500	5,029,425

Series 2006 B, Hospital Facilities RB (INS–AGM)(a)(b)	5.00%	02/01/24	4,525	5,057,638

Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB	6.50%	11/15/37	3,500	4,371,640

Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS–AGM)(a)(b)	5.00%	10/01/41	1,625	1,728,903

Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB	6.00%	11/15/28	2,370	2,514,523

Series 2009 A, RB	6.25%	11/15/39	1,465	1,554,028

Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B, Hospital RB(b)	5.00%	01/01/27	4,000	4,425,320

Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS–BHAC)(a)(b)(e)	4.80%	09/01/36	8,000	8,334,960

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2006, Ref. PCR(c)(d)	2.25%	06/03/13	5,000	5,032,950

Series 2009 C, Ref. PCR	5.63%	06/01/18	4,300	4,997,589

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio–(continued)

Ohio (State of) Air Quality Development Authority (Ohio Power Co. Galvin); Series 2010 A, Ref. RB(c)(d)(e)	2.88%	08/01/14	$2,000	$2,045,520

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	2,390	2,711,455

Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB(c)(g)	6.75%	01/15/15	3,000	3,448,920

Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 2008 D, Residential Mortgage RB (CEP–GNMA)(b)(e)	5.30%	09/01/28	850	912,327

Series 2008 D, Residential Mortgage RB (CEP–GNMA)(b)(e)	5.40%	03/01/33	1,210	1,299,879

Series 2008 F, Residential Mortgage RB (CEP–GNMA)(b)	5.50%	09/01/39	1,486	1,543,033

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(c)(d)	5.88%	06/01/16	3,610	4,068,795

				75,552,806

Pennsylvania–1.98%
Allegheny (County of) Higher Education Building Authority (Duquesne University); Series 2011 A, University RB	5.50%	03/01/28	1,500	1,738,650

Delaware River Port Authority;
Series 2010 D, RB	5.00%	01/01/35	1,450	1,604,846

Series 2010 D, RB	5.00%	01/01/40	1,500	1,650,975

Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	2,900	3,140,381

Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS–AGC)(a)	5.00%	06/01/39	1,825	1,993,374

Subseries 2010 B-2, Sub. Conv. CAB RB(f)	0.00%	12/01/28	3,450	3,452,967

Subseries 2010 B-2, Sub. Conv. CAB RB(f)	0.00%	12/01/34	2,100	2,058,756

Ridley Park (Borough of) Hospital Authority (Taylor Hospital); Series 1993 A, RB(g)	6.00%	12/01/13	590	613,482

				16,253,431

Puerto Rico–3.17%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, Sr. Lien RB	5.00%	07/01/33	2,700	2,738,583

Series 2012 A, Sr. Lien RB	5.25%	07/01/42	1,860	1,871,941

Series 2012 A, Sr. Lien RB	6.00%	07/01/47	1,490	1,631,788

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, RB	5.25%	07/01/27	3,200	3,490,144

Series 2010 XX, RB	5.25%	07/01/40	3,050	3,173,861

Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2004 I, Government Facilities RB(c)(g)	5.25%	07/01/14	50	54,430

Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	3,100	3,318,736

First Subseries 2010 A, RB	5.50%	08/01/42	3,500	3,783,780

First Subseries 2010 C, RB	5.25%	08/01/41	5,700	6,061,836

				26,125,099

South Carolina–4.97%
Berkeley County School District (Berkeley School Facilities Group Inc.); Series 1995, COP(g)	5.25%	02/01/16	2,020	2,214,203

Charleston Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, Installment Purchase RB(b)	5.25%	12/01/25	3,375	3,782,700

Series 2005, Installment Purchase RB(b)	5.25%	12/01/26	10,125	11,305,980

Myrtle Beach (City of);
Series 2004 A, Hospitality Fee RB (INS–NATL)(a)	5.38%	06/01/21	1,840	1,978,331

Series 2004 A, Hospitality Fee RB (INS–NATL)(a)	5.38%	06/01/22	1,935	2,077,667

South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS–AGC)(a)	5.50%	02/01/38	1,000	1,101,050

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina–(continued)

South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.);
Series 2002 A, IDR (INS–AMBAC)(a)	5.20%	11/01/27	$4,500	$4,529,070

Series 2002 B, IDR (INS–AMBAC)(a)(e)	5.45%	11/01/32	3,750	3,759,600

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	3,000	3,186,390

South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	535	409,135

Series 2012, Ref. Sub. CAB RB(f)	0.00%	11/15/47	229	1,132

South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,400	1,375,262

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB(b)	5.00%	01/01/33	4,500	5,203,845

				40,924,365

South Dakota–0.01%
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 1998 A, RB (INS–AMBAC)(a)	5.40%	08/01/13	75	76,176

Tennessee–1.61%
Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	4,345	4,408,480

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	3,620	3,824,820

Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS–AGM)(a)(b)	5.25%	09/01/27	4,550	5,035,849

				13,269,149

Texas–16.48%
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(e)	4.85%	04/01/21	2,375	2,546,380

Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS–AGC)(a)	5.00%	08/15/18	1,875	2,202,900

Series 2009, Ref. & Improvement RB (INS–AGC)(a)	5.00%	08/15/19	2,200	2,602,116

Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	815	837,518

Dallas-Fort Worth (Cities of) International Airport; Series 2012 C, Ref. & Improvement Joint RB	5.00%	11/01/45	3,525	3,929,106

Dallas-Fort Worth International Airport Facilities Improvement Corp.;
Series 2000 A, Joint RB (INS–NATL)(a)(e)	5.75%	11/01/30	1,475	1,488,585

Series 2001 A, Ref. & Improvement RB (INS–BHAC)(a)(e)	5.50%	11/01/31	1,510	1,512,446

Series 2002 C, Joint Improvement RB (INS–NATL)(a)(e)	5.75%	11/01/18	435	436,623

Series 2002 C, Joint Improvement RB (INS–NATL)(a)(e)	6.00%	11/01/23	825	828,250

El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS–AGC)(a)(b)	5.00%	08/15/37	7,960	8,679,345

Harris (County of); Series 2009 A, Sr. Lien Toll Road RB(b)	5.00%	08/15/32	1,000	1,152,830

Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB	7.25%	12/01/35	1,200	1,501,428

Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,550	1,726,095

Houston (City of);
Series 2007 A, Ref. First Lien Combined Utility System RB (INS–AGM)(a)(b)	5.00%	11/15/36	12,800	14,573,568

Series 2011 D, First Lien Combined Utility System RB(b)	5.00%	11/15/31	1,215	1,445,194

Series 2011 D, First Lien Combined Utility System RB(b)	5.00%	11/15/33	3,120	3,669,338

Series 2012, Ref. Floating Rate First Lien Combined Utility System RB(c)(d)	0.92%	06/01/17	2,400	2,400,000

Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS–AGC)(a)(b)	5.00%	02/01/37	5,025	5,361,575

Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	2,100	2,350,404

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	$2,425	$2,686,827

Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, RB	5.50%	02/15/32	1,650	1,716,577

Mission Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB(c)(d)(e)	6.00%	08/01/13	1,500	1,572,615

North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,195,490

Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,420	1,697,596

Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,132,390

Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	4,300	4,756,832

Series 2008 L-2, Ref. First Tier System RB(c)(d)	6.00%	01/01/13	2,250	2,290,185

Series 2011 A, Special Projects System RB(b)	5.50%	09/01/36	4,365	5,218,227

Southwest Higher Education Authority, Inc. (Southern Methodist University); Series 2010, RB	5.00%	10/01/35	1,250	1,430,650

Tarrant (County of) Regional Water District;
Series 2012, Ref. & Improvement RB	5.00%	03/01/37	5,000	5,769,900

Series 2012, Ref. & Improvement RB	5.00%	03/01/42	6,050	6,954,777

Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	1,044,450

Series 2007, Retirement Facility RB	5.75%	11/15/37	825	852,605

Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	7,000	7,232,540

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	650	651,937

Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS–AGC)(a)	6.25%	07/01/28	4,900	5,835,459

Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds(b)	5.00%	04/01/28	8,700	10,301,844

Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, CAB RB (INS–AMBAC)(a)(f)	0.00%	08/15/29	5,000	1,855,000

Texas (State of) Water Development Board; Series 1999 B, Sr. Lien State Revolving Fund RB	5.25%	07/15/17	1,500	1,506,150

Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/28	4,000	4,668,800

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	2,000	2,405,880

Texas Public Property Finance Corp. (Mental Health & Retardation); Series 1993, Ref. RB (INS–AGM)(a)	5.50%	09/01/13	110	112,296

Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	3,285	3,513,078

				135,645,806

Utah–0.18%
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	1,100	1,129,062

Utah Housing Corp.; Series 2007 E-1-CL I, Single Family Mortgage RB(e)	5.25%	01/01/39	365	370,103

				1,499,165

Virgin Islands–0.54%
Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	1,370	1,374,603

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	2,775	3,074,423

				4,449,026

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia–0.55%
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB(g)	5.50%	06/01/26	$715	$779,464

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB(e)	5.50%	01/01/42	2,060	2,279,040

White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,395	1,499,318

				4,557,822

Washington–4.63%
Chelan (County of) Public Utility District No. 1;
Series 2011 A, Ref. Consolidated RB(e)	5.50%	07/01/25	1,080	1,301,594

Series 2011 A, Ref. Consolidated RB(e)	5.50%	07/01/26	1,175	1,405,946

Goat Hill Properties (Government Office Building); Series 2005, Lease RB (INS–NATL)(a)	5.00%	12/01/33	1,000	1,037,740

Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,950	1,754,396

Seattle (Port of);
Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/30	1,455	1,718,719

Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/33	1,500	1,750,740

Spokane (City of) Public Facilities District; Series 2003, Hotel, Motel & Sales Use Tax RB (INS–NATL)(a)	5.25%	09/01/33	3,000	3,071,820

Washington (State of) (SR 520 Corridor Program–Toll Revenue);
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(b)	5.00%	06/01/32	2,000	2,360,540

Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(b)	5.00%	06/01/41	13,370	15,253,699

Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(b)	5.00%	02/01/41	3,495	3,851,455

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB	6.25%	11/15/41	1,525	2,111,805

Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB(h)	6.00%	01/01/27	2,325	2,473,846

				38,092,300

West Virginia–1.03%
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.63%	06/01/22	250	261,455

Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	1,290	1,359,376

West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,500	1,591,485

Series 2008, RB	6.25%	10/01/23	1,695	1,796,666

West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,630	1,810,425

Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,535	1,690,419

				8,509,826

Wisconsin–1.78%
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB(g)	5.50%	12/15/20	2,000	2,595,800

Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB(e)	5.38%	11/01/21	700	761,509

Series 2007 B, Collateralized Utility RB(e)	5.75%	11/01/37	625	660,913

Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB(c)(d)	5.13%	08/15/16	1,400	1,563,198

Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,825	2,133,005

Wisconsin (State of) Housing & Economic Development Authority;
Series 2008 A, Home Ownership RB(b)(e)	5.30%	09/01/23	4,100	4,467,606

Series 2008 A, Home Ownership RB(b)(e)	5.50%	09/01/28	600	643,086

Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,545	1,835,460

				14,660,577

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Van Kampen Trust for Investment Grade Municipals

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–(continued)
Wyoming–0.52%
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB(e)	5.60%	12/01/35	$2,000	$2,127,220

Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,850	2,111,349

				4,238,569

TOTAL INVESTMENTS(j)–159.19% (Cost $1,192,666,534)				1,310,376,624

FLOATING RATE NOTE OBLIGATIONS–(27.59%)
Notes with interest rates ranging from 0.15% to 0.34% at 08/31/2012 and contractual maturities of collateral ranging from 06/01/22 to 12/15/41 (See Note 1I)(k)				(227,145,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(33.20%)				(273,300,000)

OTHER ASSETS LESS LIABILITIES–1.60%				13,226,057

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$823,157,681

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Conv.	– Convertible
COP	– Certificates of Participation
CR	– Custodial Receipts
GNMA	– Government National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
IDR	– Indonesian Rupiah
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1I.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2012.
(e)	Security subject to the alternative minimum tax.
(f)	Zero coupon bond issued at a discount.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2012 was $6,127,202, which represented 0.74% of the Trust’s Net Assets.
(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2012 was $989,452, which represented 0.12% of the Trust’s Net Assets.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	7.6%

National Public Finance Guarantee Corp.	7.2

Assured Guaranty Corp.	6.7

(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2012. At August 31, 2012, the Trust’s investments with a value of $418,004,128 are held by Dealer Trusts and serve as collateral for the $227,145,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments
as of August 31, 2012

Revenue Bonds	87.3%

General Obligation Bonds	8.9

Pre-refunded Bonds	3.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco Van Kampen Trust for Investment Grade Municipals

Statement of Assets and Liabilities

August 31, 2012
(Unaudited)

Assets:
Investments, at value (Cost $1,192,666,534)	$1,310,376,624

Receivable for:
Investments sold	5,397,736

Interest	15,896,238

Deferred offering costs	357,449

Other assets	35,912

Total assets	1,332,063,959

Liabilities:
Floating rate note obligations	227,145,000

Variable rate muni term preferred shares, at liquidation value ($0.01 par value, 2,733 issued with liquidation preference of $100,000 per share)	273,300,000

Payable for:
Amount due custodian	8,334,492

Accrued fees to affiliates	91

Accrued other operating expenses	79,950

Accrued interest expense	46,745

Total liabilities	508,906,278

Net assets applicable to common shares	$823,157,681

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$828,667,311

Undistributed net investment income	11,850,014

Undistributed net realized gain (loss)	(135,069,734)

Unrealized appreciation	117,710,090

$823,157,681

Shares outstanding, no par value, with an unlimited number of shares authorized:
Common shares outstanding	54,173,781

Net asset value per common share	$15.19

Market value per common share	$15.88

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco Van Kampen Trust for Investment Grade Municipals

Statement of Operations

For the six months ended August 31, 2012
(Unaudited)

Investment income:
Interest	$29,848,787

Expenses:
Advisory fees	3,633,240

Administrative services fees	112,800

Custodian fees	12,377

Interest, facilities and maintenance fees	2,088,856

Transfer agent fees	38,127

Trustees’ and officers’ fees and benefits	38,483

Other	256,279

Total expenses	6,180,162

Net investment income	23,668,625

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(1,082,693)

Change in net unrealized appreciation of investment securities	22,905,399

Net realized and unrealized gain	21,822,706

Net increase in net assets resulting from operations	45,491,331

Distributions to preferred shareholders from net investment income	(77,784)

Net increase in net assets from operations applicable to common shares	$45,413,547

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Invesco Van Kampen Trust for Investment Grade Municipals

Statement of Changes in Net Assets

For the six months ended August 31, 2012 and the year ended February 29, 2012
(Unaudited)

	August 31,	February 29,
	2012	2012

Operations:
Net investment income	$23,668,625	$52,308,807

Net realized gain (loss)	(1,082,693)	(11,245,888)

Change in net unrealized appreciation	22,905,399	117,789,713

Net increase in net assets resulting from operations	45,491,331	158,852,632

Distributions to preferred shareholders from net investment income	(77,784)	(450,973)

Net increase in net assets from operations applicable to common shares	45,413,547	158,401,659

Distributions to shareholders from net investment income	(28,587,924)	(57,089,747)

Net increase in net assets applicable to common shares resulting from investment activities	16,825,623	101,311,912

Share transactions–net:
Net increase in net assets resulting from share transactions	842,041	1,561,357

Net increase in net assets	17,667,664	102,873,269

Net assets applicable to common shares:
Beginning of period	805,490,017	702,616,748

End of period (includes undistributed net investment income of $11,850,014 and $16,847,097, respectively)	$823,157,681	$805,490,017

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Invesco Van Kampen Trust for Investment Grade Municipals

Statement of Cash Flows

For the six months ended August 31, 2012
(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares (including preferred shares distributions)	$45,413,547

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Net realized gain (loss) from investment securities	1,082,693

Net change in unrealized appreciation on investment securities	(22,905,399)

Purchases of investments	(41,678,326)

Proceeds from sales of investments	50,910,088

Amortization of premium	1,807,883

Accretion of discount	(1,101,402)

Increase in receivables and other assets	(486,339)

Decrease in accrued expenses and other payables	(240,074)

Net cash provided by operating activities	32,802,671

Cash provided (used in) by financing activities:
Dividends paid to common shareholders from net investment income	(27,745,883)

Decrease in payable for amount due custodian	(2,651,788)

Increase in VMTP Shares, at liquidation value	273,300,000

Net proceeds from the redemption of preferred shares	(273,350,000)

Net proceeds from floating rate note obligations	(2,355,000)

Net cash provided by (used in) financing activities	(32,802,671)

Net increase (decrease) in cash	—

Cash at beginning of period	—

Cash at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$2,054,324

Notes to Financial Statements

August 31, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Trust for Investment Grade Municipals (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. Prior to August 27, 2012, the Trust was organized as a Massachusetts business trust.
  The Trust’s investment objective is to seek to provide a high level of current income exempt from federal income taxes, consistent with preservation of capital. The Trust will invest substantially all of its assets in municipal securities rated investment grade at the time of investment.
  The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading

23        Invesco Van Kampen Trust for Investment Grade Municipals

in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally paid annually and are distributed on a pro rata basis to common and preferred shareholders. The Trust may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
I.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating

24        Invesco Van Kampen Trust for Investment Grade Municipals

rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
J.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining Auction Rate Preferred Shares and floating rate note obligations, if any.
K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are restated in the Trust’s financial statements for purposes of GAAP).
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 0.99%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. The agreement was terminated on June 30, 2012.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2012, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco.

25        Invesco Van Kampen Trust for Investment Grade Municipals

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$1,310,376,624	$—	$1,310,376,624

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust.
  During the six months ended August 31, 2012, the Trust paid legal fees of $292,732 for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Trust. A trustee of the Trust is of counsel with the firm.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended August 31, 2012 were $230,414,529 and 0.75%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

26        Invesco Van Kampen Trust for Investment Grade Municipals

  The Trust had a capital loss carryforward as of February 29, 2012 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

February 28, 2015	$11,260,708	$—	$11,260,708

February 28, 2016	54,105,639	—	54,105,639

February 28, 2017	40,510,505	—	40,510,505

February 28, 2018	8,635,210	—	8,635,210

February 28, 2015	10,246,564	—	10,246,564

Not subject to expiration	—	5,895,413	5,895,413

	$124,758,626	$5,895,413	$130,654,039

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2012 was $63,527,930 and $49,318,607, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$119,927,306

Aggregate unrealized (depreciation) of investment securities	(3,595,052)

Net unrealized appreciation of investment securities	$116,332,254

Cost of investments for tax purposes is $1,194,044,370.

NOTE 8—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended	Year ended
	August 31, 2012	February 29, 2012

Beginning shares	54,117,603	54,005,711

Shares issued through dividend reinvestment	56,178	111,892

Ending shares	54,173,781	54,117,603

  The Trustees have approved share repurchases whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 9—Auction Rate Preferred Shares

The Trust is authorized to issue Auction Rate Preferred Shares (“ARPS”). From May 15, 2012 through June 7, 2012, the Trust redeemed all of its outstanding ARPS at their respective liquidation preference, including accrued and unpaid dividends, if any, through the redemption date. The redemptions were funded with cash and proceeds received from the issuance of VMTP Shares.
  Historically, the Trust paid annual fees equivalent to 0.25% of the ARPS liquidation value for the remarketing efforts associated with the auction. Effective March 16, 2009, the Trust decreased this amount to 0.15% due to auction failures. These fees are included as a component of Interest, facilities and maintenance fees expense on the Statement of Operations.

27        Invesco Van Kampen Trust for Investment Grade Municipals

  Dividends, which are cumulative, are reset through auction procedures.

Range of
Series	Dividend Rates†

A	0.033-0.122%

B	0.077-0.133

C	0.088-0.331

D	0.055-0.188

E	0.033-0.122

F	0.077-0.133

G	0.110-0.122

H	0.155-0.331

I	0.055-0.122

†	For the period March 1, 2012 to June 7, 2012.

  The Trust was subject to certain restrictions relating to the ARPS. Failure to comply with these restrictions could have precluded the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of ARPS at liquidation value.
  Beginning February 14, 2008 and continuing through June 7, 2012, all series of ARPS of the Trust were not successfully remarketed. As a result, the dividend rates of these ARPS were reset to the maximum applicable rate.
  Transactions in ARPS were as follows:

	Series A		Series B		Series C
	Shares	Value	Shares	Value	Shares	Value

Outstanding at February 29, 2012	1,530	$38,250,000	1,530	$38,250,000	1,530	$38,250,000

Shares redeemed	(1,530)	(38,250,000)	(1,530)	(38,250,000)	(1,530)	(38,250,000)

Outstanding at August 31, 2012	—	$—	—	$—	—	$—

	Series D		Series E		Series F
	Shares	Value	Shares	Value	Shares	Value

Outstanding at February 29, 2012	816	$20,400,000	1,122	$28,050,000	1,122	$28,050,000

Shares redeemed	(816)	(20,400,000)	(1,122)	(28,050,000)	(1,122)	(28,050,000)

Outstanding at August 31, 2012	—	$—	—	$—	—	$—

	Series G		Series H		Series I
	Shares	Value	Shares	Value	Shares	Value

Outstanding at February 29, 2012	1,122	$28,050,000	1,142	$28,550,000	1,020	$25,500,000

Shares redeemed	(1,122)	(28,050,000)	(1,142)	(28,550,000)	(1,020)	(25,500,000)

Outstanding at August 31, 2012	—	$—	—	$—	—	$—

NOTE 10—Variable Rate Muni Term Preferred Shares

On May 8, 2012, the Trust issued, 2,733 Series 2015/6-VGM VMTP Shares, with liquidation preference of $100,000 per share pursuant to an offering exempt from registration under the Securities Act of 1933. Proceeds from the issuance of VMTP Shares were used to redeem all of the Trust’s outstanding ARPS. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. The Trust is required to redeem all outstanding VMTP Shares on June 1, 2015, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any.
  The Trust incurred costs in connection with the issuance of VMTP Shares. These costs were recorded as a deferred charge and will be amortized over the 3 year life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations and the unamortized balance is included in Deferred offering costs on the Statement of Assets and Liabilities.
  Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends is equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index. Subsequent rates take into account a ratings spread which is based on the long term preferred share ratings assigned to the VMTP Shares by Moody’s and Fitch. The average liquidation value outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2012 were $273,300,000 and 1.27%, respectively.

28        Invesco Van Kampen Trust for Investment Grade Municipals

  The Trust is subject to certain restrictions, such as maintaining certain asset coverage and leverage ratio requirements relating to the VMTP Shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or trigger the mandatory redemption of VMTP Shares at liquidation value.
  For financial reporting purposes, the liquidation value of VMTP Shares, which is considered debt of the issuer, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 11—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2012:

Declaration Date	Amount Per Share	Record Date	Payable Date

September 4, 2012	$0.088	September 18, 2012	September 28, 2012

October 1, 2012	$0.088	October 12, 2012	October 31, 2012

29        Invesco Van Kampen Trust for Investment Grade Municipals

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months			Four months
	ended		Year ended	ended
	August 31,		February 29,	February 28,		Years ended October 31,
	2012		2012	2011		2010	2009	2008	2007

Net asset value, beginning of period	$14.88		$13.01	$14.46		$13.62	$10.98	$15.89	$16.97

Net investment income(a)	0.44		0.97	0.34		1.08	1.17	1.27	1.18

Net gains (losses) on securities (both realized and unrealized)	0.40		1.97	(1.44)		0.82	2.41	(5.05)	(1.06)

Distributions paid to preferred shareholders:
Dividends from net investment income	(0.00)		(0.01)	(0.00)		(0.01)	(0.05)	(0.30)	(0.37)

Distributions from net realized gains	—		—	—		—	—	—	(0.01)

Total from investment operations	0.84		2.93	(1.10)		1.89	3.53	(4.08)	(0.26)

Less distributions paid to common shareholders:
Dividends from net investment income	(0.53)		(1.06)	(0.35)		(1.05)	(0.89)	(0.83)	(0.80)

Distributions from net realized gains	—		—	—		—	—	—	(0.02)

Total distributions to common shareholders	(0.53)		(1.06)	(0.35)		(1.05)	(0.89)	(0.83)	(0.82)

Net asset value per common share, end of period	$15.19		$14.88	$13.01		$14.46	$13.62	$10.98	$15.89

Market value per common share, end of period	$15.88		$15.37	$12.90		$15.00	$13.55	$10.11	$14.11

Total return at net asset value(b)	5.74%		23.39%	(7.56)%		14.39%

Total return at market value(c)	7.02%		28.54%	(11.67)%		19.27%	44.66%	(23.77)%	(0.39)%

Net assets applicable to common shares, end of period (000’s omitted)	$823,159		$805,490	$702,617		$780,231	$733,600	$590,826	$867,764

Portfolio turnover rate(d)	4%		15%	3%		11%	17%	55%	76%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements(e)	1.52	%(f)	1.34%	1.30	%(g)	1.23%	1.46%	2.23%	2.45%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(e)(h)	1.01	%(f)	1.08%	1.03	%(g)	1.03%	1.12%	0.98%	1.12%

Without fee waivers and/or expense reimbursements(e)	1.52	%(f)	1.40%	1.30	%(g)	1.34%	1.64%	2.40%	2.61%

Ratio of net investment income before preferred share dividends	5.81	%(f)	6.99%	7.83	%(g)	7.74%	9.70%	8.78%	7.85%

Preferred share dividends	0.02	%(f)	0.07%	0.11	%(g)	0.10%

Ratio of net investment income after preferred share dividends	5.79	%(f)	6.92%	7.72	%(g)	7.64%	9.32%	6.72%	5.36%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)(i)	$273,300		$273,350	$348,400		$348,400	$402,000	$428,800	$536,000

Asset coverage per preferred share(i)(j)	$401,192		$98,668	$75,417		$80,989	$70,624	$59,484	$65,519

Liquidating preference per preferred share(i)	$100,000		$25,000	$25,000		$25,000	$25,000	$25,000	$25,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(f)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $808,174.
(g)	Annualized.
(h)	For the years October 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(i)	For the years ended February 29, 2012 and prior, amounts are based on ARPS outstanding.
(j)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares) from the Trust’s total assets and dividing this by preferred share outstanding.

NOTE 13—Subsequent Event

Effective December 3, 2012, the Trust will change its name to Invesco Trust for Investment Grade Municipals.

30        Invesco Van Kampen Trust for Investment Grade Municipals

NOTE 14—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

A shareholder demand letter dated August 6, 2010, contains allegations that the Board and certain individuals breached their fiduciary duties to the Invesco Van Kampen Trust for Investment Grade Municipals and wasted Trust assets by causing the Trust to redeem Auction Rate Preferred Securities (ARPS) at par value at the expense of the Trust and common shareholders. The shareholders claimed that the Trust was not obliged to provide liquidity to preferred shareholders, the redemptions were improperly motivated to benefit the Adviser, and the market value and fair value of the ARPS were less than par at the time they were redeemed. The shareholders demand that 1) the Board take action against the Adviser and the individuals named to recover damages and 2) the Board refrain from authorizing further redemptions of repurchases of ARPS by the Trust at prices in excess of fair value or market value at the time of the transaction. According to the demand letter, if the Trust does not take appropriate action, the shareholders will commence a shareholder derivative action on behalf of the Trust. The Board formed a Special Litigation Committee (“SLC”) to investigate these claims and to make a recommendation to the Board regarding whether pursuit of these claims is in the best interests of the Trusts. Upon completion of its evaluation, the SLC recommended that the Board reject the demands specified in the shareholder demand letters, after which the Board publicly announced on June 24, 2011, that it had adopted the SLC’s recommendation and voted to reject the demands. The Trust has accrued $53,201 in expenses relating to these matters during the six months ended August 31, 2012.
  The Trust received a different shareholder demand letter on July 5, 2011 regarding similar allegations. An original derivative shareholder complaint was filed on behalf of Invesco Van Kampen Trust for Investment Grade Municipals and was served on October 3, 2011 containing allegations that certain Trustees, Van Kampen Asset Management, and Morgan Stanley (collectively, “Defendants”) breached their fiduciary duties by wasting Trust assets. More specifically, the Plaintiff alleged that the Defendants caused the Trust to redeem Auction Rate Preferred Securities (“ARPS”) at their liquidation value, which was at a discount from market value. The Plaintiff further contended that the redemption was at the expense of the Trust and its common shareholders, unfairly benefitted preferred shareholders and Defendants, unjustly enriched Defendants, and was financed by the sale of Trust assets. Additionally, the Plaintiff claimed that the ARPS were replaced with less favorable financing. The Plaintiffs seek 1) declarations that the Defendants breached their fiduciary duties and were unjustly enriched; 2) an injunction against the advisors from serving as advisor to the Trust and collecting fees; 3) an injunction against individual Defendants from further breaches of fiduciary duties; and 4) monetary relief, expenses, and punitive damages. The Board informed Plaintiffs of the existing Special Litigation Committee (“SLC”) and its investigation into the Trust’s redemption of ARPS. On August 30, 2011, a quorum of the Independent Trustees adopted the SLC’s recommendation and voted to reject the plaintiffs July 2011 demands, which preceded the complaint. Defendants have been granted an extension to answer or otherwise respond to the complaint. This matter is pending.
  Management of Invesco and the Trust believe that the outcome of the proceedings described above will not have a material adverse effect on the Trust or on the ability of Invesco to provide ongoing services to the Trust.

31        Invesco Van Kampen Trust for Investment Grade Municipals

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Van Kampen Trust for Investment Grade Municipals (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on May 15, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board, acting directly and through its committees, meets throughout the year to review the performance of the Invesco Van Kampen funds. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Van Kampen funds, including the Fund, reflect the results of years of review and negotiation between the Trustees and Invesco Advisers and previously Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 15, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. Based on their meetings throughout the year with the Fund’s portfolio managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers (and previously Van Kampen Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Van Kampen funds, including the Fund, such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services capable of being provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who would provide such services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers, from time to time as necessary and appropriate, in managing the Fund. The Board concluded that the nature, extent and quality of the services capable of being provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, two, three, five and ten calendar years to the performance of funds in the Fund’s Lipper performance universe and against the applicable Lipper index. The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one year period, the second quintile for the two year period, the first quintile for the three year period, and the fifth quintile for the five and ten year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the applicable Lipper index for the one, two and three year periods and below the performance of the index for the five and ten year periods. When considering a fund’s performance, the Board places emphasis on trends and longer term returns.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is

32        Invesco Van Kampen Trust for Investment Grade Municipals

as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also considered the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers), including comparisons, as applicable, to advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies similar to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.
  The Board compared the strategy of the Fund to that of other client accounts of Invesco Advisers and the Affiliated Sub-Advisers and considered, as applicable, the fees charged to other client accounts with investment strategies similar to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services than to registered fund clients, such as the Fund. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to registered fund clients, including the Fund, relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, efforts to support secondary market trading of the Fund’s shares, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage registered fund clients and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver, and the discontinuation of this fee waiver on June 30, 2012, would have on the Fund’s total estimated expenses.
  The Board also considered the services capable of being provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that to the extent the Fund were to utilize the Affiliated Sub-Advisers, Invesco Advisers would provide services related to oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the registered fund clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Van Kampen funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Van Kampen funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Fund. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Fund. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

33        Invesco Van Kampen Trust for Investment Grade Municipals

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Van Kampen Trust for Investment Grade Municipals (the “Fund”) was held on July 17, 2012. The Meeting was held for the following purpose:

(1)	Elect two Class II Trustees, one by the holders of Common Shares and Preferred Shares voting together as a single class, and one Class II Trustee by the holders of Preferred Shares voting separately, each of whom will serve for a three-year term or until his or her successor has been duly elected and qualified.

The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Against

(1)	Wayne W. Whalen	48,937,104	1,534,758
	Linda Hutton Heagy(P)	2,733	0

The Meeting was adjourned until August 14, 2012, with respect to the following proposal:

(1)	Approval of an Agreement and Plan of Redomestication that provides for the reorganization of the Fund as a Delaware statutory trust by the holders of Common Shares and Preferred Shares voting separately.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Common Shares	28,616,245	823,553	723,568	21,080,407
	Preferred Shares	2,733	0	0	0

(P)	Election of Trustee by preferred shareholders only.

34        Invesco Van Kampen Trust for Investment Grade Municipals

Correspondence information
Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.
     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Trust voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number: 811-06471	VK-CE-IGMUNI-SAR-1	Invesco Distributors, Inc.

ITEM 2. CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of August 13, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2012, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.

12(a)(1)	Not applicable.

12(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Trust for Investment Grade Municipals

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer

Date: November 8, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer

Date: November 8, 2012

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date: November 8, 2012

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.